Cover	12 Months Ended
Dec. 28, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Valmont Industries, Inc
Entity Central Index Key	0000102729